INTANGIBLE ASSETS (Tables)	6 Months Ended
Jun. 30, 2021
Intangible Assets [Abstract]
Disclosure of detailed information about intangible assets

	As of
US$ MILLIONS	June 30, 2021	December 31, 2020
Cost	$14,117	$13,233
Accumulated amortization	(1,711)	(1,466)
Total	$12,406	$11,767
Intangible assets are allocated to the following cash generating units, or group of cash generating units:

	As of
US$ MILLIONS	June 30, 2021	December 31, 2020
Brazilian regulated gas transmission operation	$2,949	$2,903
North American rail operations	1,906	1,929
North American residential energy infrastructure operation	1,759	1,748
Peruvian toll roads	1,011	1,073
Brazilian electricity transmission operation	803	270
Indian telecom tower operation(2)	796	537
Chilean toll roads	781	825
Indian toll roads(1)	679	714
U.K. telecom towers operation	494	491
U.K. port operation	296	292
Other(3)	932	985
Total	$12,406	$11,767
1.Indian toll roads include $614 million of intangible assets at our investment in Simhapuri Expressway Ltd and Rayalseema Expressway Private Limited and $65 million at BIF India Holdings Pte Ltd.
2.Refer to Note 6, Acquisition of Businesses, for further details.
3.Other intangibles are primarily comprised of customer contracts at our Australian port operation, Western Canadian natural gas gathering and processing operation, U.S. data center operation, Colombian natural gas transmission operation, natural gas operation in India and contracted order book at our U.K. regulated distribution operation.

Disclosure of reconciliation of changes in intangible assets and goodwill
The following table presents the change in the cost balance of intangible assets:

US$ MILLIONS	For the six-month period ended June 30, 2021	For the 12 month period ended December 31, 2020
Cost at beginning of the period	$13,233	$15,695
Additions through business combinations	467	532
Additions, net of disposals	24	102
Non-cash additions (disposals)	288	(2,118)
Foreign currency translation	105	(978)
Ending Balance	$14,117	$13,233
The following table presents the accumulated amortization for Brookfield Infrastructure’s intangible assets:

US$ MILLIONS	For the six-month period ended June 30, 2021	For the 12 month period ended December 31, 2020
Accumulated amortization at beginning of the period	$(1,466)	$(1,309)
Non-cash disposals	14	216
Amortization	(249)	(458)
Foreign currency translation	(10)	85
Ending Balance	$(1,711)	$(1,466)